Land use right, net (Details 1) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortisation expense	¥ 149	¥ 149	¥ 149
2019	149
2020	149
2021	149
2022	149
2023	149
Thereafter	4,695
Total	¥ 5,440	¥ 5,598